Accrued expenses and other liabilities	12 Months Ended
Dec. 31, 2021
Accrued expenses and other liabilities
Accrued expenses and other liabilities

11.  Accrued expenses and other liabilities

Accrued expenses and other liabilities consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Guarantee liabilities	146,183	83,880	13,163
Payroll and welfare payable	87,109	70,788	11,108
Payable to advancing service providers	8,716	54,832	8,604
Accrued operation and other expense	19,427	18,333	2,877
Payable to investors of P2P loan business	—	12,878	2,021
Other taxes payable	24,536	10,358	1,625
Accrued marketing expense	19,245	10,028	1,574
Prepaid service fee	8,333	8,333	1,308
Others	52,471	31,650	4,966
Total	366,020	301,080	47,246